Supplement dated August 27, 2015 to the Prospectus dated May 1, 2015 for the Pacific Select Performer 500 and Pacific Select Exec policies issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Policy Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the Policy Prospectus, as supplemented.

Plan of Substitution and Transfer of the Pacific Select Fund American Funds® Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios

The Pacific Select Fund (“PSF”) Board of Trustees approved a plan of liquidation of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, and the American Funds Asset Allocation Portfolio (the “PSF Portfolios”) and the submission of a plan of substitution (“Plan of Substitution”) by Pacific Life Insurance Company for vote by affected Policy Owners. The Plan of Substitution, if approved, will allow the substitution of the PSF Portfolios with American Funds Insurance Series® Funds (the “AFIS Funds”) as follows:

FROM	TO
Pacific Select Fund American Funds Growth Portfolio	American Funds Insurance Series Growth FundSM (Class 4)
Pacific Select Fund American Funds Growth-Income Portfolio	American Funds Insurance Series Growth-Income FundSM (Class 4)
Pacific Select Fund American Funds Asset Allocation Portfolio	American Funds Insurance Series Asset Allocation FundSM (Class 4)

If the Plan of Substitution is approved, we anticipate that the proposed liquidation and substitution will occur on or about October 30, 2015 (the “Substitution Date”). This is not a liquidation or substitution of your Policy.

On the Substitution Date, any Accumulated Value that remains allocated to the PSF Portfolio Variable Accounts after the close of business will be transferred to the Variable Accounts corresponding to the AFIS Funds as described in the table above. Such transfers will be based on the applicable Variable Account unit values, and the relative net asset values of the PSF Portfolios and the AFIS Funds, as of the close of business on the Substitution Date. You will not incur any fees or charges or tax liability because of the substitution and your Accumulated Value immediately before the substitution will be equal to your Accumulated Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Substitution Date, the PSF Portfolio Variable Accounts will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a PSF Portfolio Variable Account will be deemed an instruction for the corresponding AFIS Fund Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any transfer service).

Please work with your life insurance producer to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

Liquidation and Transfer of the Pacific Select Fund Precious Metals Portfolio

The Pacific Select Fund (“PSF”) Board of Trustees approved a plan of liquidation (“the Plan”) of the Precious Metals Portfolio and the submission of the Plan by Pacific Life Insurance Company for vote by affected Policy Owners. The Plan, if approved, will allow the liquidation and transfer of the Precious Metals Portfolio to the Fidelity® VIP Money Market Portfolio (Service Class).

If the Plan is approved, we anticipate that the proposed liquidation and transfer will occur on or about October 30, 2015 (the “Transfer Date”). This is not a liquidation of your Policy.

For thirty (30) calendar days before the Transfer Date, if you have Accumulated Value allocated to the Variable Account investing in the Precious Metals Portfolio, you may make a one-time transfer of all or a portion of such Accumulated Value to any other available Variable Account without the transfer counting toward the 25 transfers permitted each calendar year. All other transfers are subject to limitations as described in your Policy Prospectus. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

On the Transfer Date, any Accumulated Value that remains allocated to the Precious Metals Variable Account after the close of business will be transferred to the Variable Account corresponding to the Fidelity VIP Money Market Portfolio. Such transfers will be based on the applicable Variable Account unit values, and the relative net asset values of the Precious Metals Portfolio and Fidelity VIP Money Market Portfolio, as of the close of business on the Transfer Date. You will not incur any fees or charges or tax liability because of the transfer and your Accumulated Value immediately before the transfer will be equal to your Accumulated Value immediately after the transfer. The liquidation and transfer transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Transfer Date, the Precious Metals Portfolio Variable Account will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Precious Metals Portfolio Variable Account will be deemed an instruction for the Fidelity VIP Money Market Portfolio Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any transfer service). During the thirty (30) calendar day period after the Transfer Date (the “free transfer period”), you may make a one-time transfer out of the Fidelity VIP Money Market Portfolio Variable Account without the transfer counting towards the transfer limitations described in your Policy Prospectus.

Please work with your life insurance producer to determine if your existing allocation instructions should be changed before or after the Transfer Date. You may submit a transfer request to us by email at VULTransactions@pacificlife.com, by fax at (866) 398-0467, or by telephone at (800) 347-7787 or by using any other means described in the Policy Prospectus. Please see POLICY BASICS – Timing of Payments, Forms and Requests in the Policy Prospectus for details.

Fidelity Variable Insurance Products Money Market Portfolio change in fundamental concentration policy and portfolio name.

At a special shareholder meeting of the Fidelity VIP Money Market Portfolio, shareholders approved a proposal to modify the portfolio’s fundamental concentration policy to enable the portfolio to operate as a government money market fund. As a result of the change, the portfolio will change its name to Government Money Market Portfolio. These portfolio changes are expected to become effective in the fourth quarter of 2015. When this change occurs, all references to the Fidelity VIP Money Market Portfolio in the Policy Prospectus will be changed to Fidelity VIP Government Money Market Portfolio. See the Fidelity VIP Money Market Portfolio prospectus for additional information at www.PacificLife.com.

On October 30, 2015, the following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	MANAGER
American Funds IS Asset Allocation Fund Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM

For more information on the new fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable fund prospectus. You can obtain an applicable fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Funds Insurance Series

The first paragraph of the Variable Investment Options subsection in the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Funds Insurance Series

The Variable Investment Options subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

In addition to the transfer restrictions and limitations outlined in the Policy Prospectus, the Transferring Among Investment Options and Market-timing Restrictions pertaining to the new Fund portfolios referenced above are as follows:

Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Growth Fund, or American Funds IS Growth-Income Fund Investment Option may occur in any calendar month.

The How Our Accounts Work-Separate Account subsection under the ABOUT PACIFIC LIFE section is amended to include the following:

American Funds Insurance Series

The second paragraph of the Service Arrangements subsection under the ABOUT PACIFIC LIFE section is amended to include the following:

American Fund Insurance Series pays us for each American Fund Insurance Series Funds (Class 4) held by our separate accounts.

The How to Contact Us subsection under the WHERE TO GO FOR MORE INFORMATION section is amended to include the following:

Pacific Life Insurance Company

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-43157-00